Combined Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Sep. 30, 2017
Investment in Gold, at cost	$ 15,617	$ 13,592
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
SPDR Long Dollar Gold Trust [Member]
Investment in Gold, at cost	$ 15,617	$ 13,592
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Investment in Gold [Member]
Investment in Gold, at cost	$ 15,617	$ 13,592	[1]
Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment in Gold, at cost	$ 15,617	$ 13,592	[1]

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.